Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	SFr 70.3	SFr 57.5
Additions	4.4	22.7
Disposals		(0.5)
Amortization	(10.1)	(9.3)
Currency Translation	(0.1)
Intangible assets and goodwill at end of the period	64.6	70.3
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	96.9	76.0
Intangible assets and goodwill at end of the period	101.2	96.9
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(26.6)	(18.5)
Intangible assets and goodwill at end of the period	(36.6)	(26.6)
Patents, licenses and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	54.2	41.9
Additions	1.2	16.4
Disposals		0.0
Amortization	(4.5)	(4.1)
Currency Translation	0.0
Intangible assets and goodwill at end of the period	50.9	54.2
Patents, licenses and other rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	69.2	52.8
Intangible assets and goodwill at end of the period	70.4	69.2
Patents, licenses and other rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(15.0)	(10.9)
Intangible assets and goodwill at end of the period	(19.6)	(15.0)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	14.4	13.8
Additions	3.1	6.3
Disposals		(0.5)
Amortization	(5.5)	(5.2)
Currency Translation	(0.1)
Intangible assets and goodwill at end of the period	11.9	14.4
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	25.9	21.4
Intangible assets and goodwill at end of the period	29.0	25.9
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(11.6)	(7.6)
Intangible assets and goodwill at end of the period	(17.1)	(11.6)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Disposals		0.0
Amortization	0.0	0.0
Currency Translation	0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0